Document and Entity Information	Jun. 01, 2022
Cover [Abstract]
Entity Registrant Name	SOLENO THERAPEUTICS INC
Amendment Flag	true
Entity Central Index Key	0001484565
Document Type	8-K/A
Document Period End Date	Jun. 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36593
Entity Tax Identification Number	77-0523891
Entity Address, Address Line One	203 Redwood Shores Pkwy
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	213-8444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SLNO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Soleno Therapeutics, Inc. (the “Company”) on June 3, 2022 (the “Original Report”). The Original Report was filed with the Securities and Exchange Commission to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2022 Annual Meeting of Stockholders held on June 1, 2022 (the “2022 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to how frequently the Company will conduct future stockholder advisory votes regarding named executive compensation.